INCOME TAXES - Reconciliation Of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ 977.2	$ 128.2
Income tax provision - 26.5%	259.0	34.0
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.5%	(36.5)	(31.9)
Permanent items that are not included in income (losses) for tax purposes:
Non-deductible expenses	(4.4)	(0.9)
Income (losses) not recognized for tax purposes	0.6	(3.5)
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	15.9	3.8
Non-resident withholding tax	14.3	5.5
Under (over) tax provisions	3.0	0.3
Changes in tax rates	0.2	0.0
Other	0.5	0.3
Other adjustments:
Change in unrecognized deferred tax assets	(133.6)	21.4
Foreign exchange related to deferred income taxes	10.7	(2.2)
Taxes paid relating to sale of assets	0.0	4.1
Other	(0.3)	(0.2)
Total income tax expense (recovery)	$ 129.4	$ 30.7
Applicable tax rate	26.50%	26.50%